Annual Operating Expenses {- Fidelity® Massachusetts Municipal Money Market Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund-Default
	Apr. 01, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® Massachusetts Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Massachusetts Municipal Money Market Fund will be able to avoid a negative yield.